Consolidated statement of cash flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows used in operating activities
Net loss for the period		€ (354,138)	€ (184,212)	€ (110,426)
Elimination of non-cash or non-operating income and expenses
Depreciation, amortization and provisions		3,223	5,198	2,599
Net book value of tangible and intangible assets disposed		24	456
Deferred and current taxes		(22)	35	524
Tax credits		(2,276)	(4,835)	(5,265)
Cost of debt		33,367	12,172	5,163
Share-based compensation expense		26,769	3,580	3,969
Share of net profit of associates and joint ventures accounted for using the equity method		350	152	2,015
Exchange (gains) / losses		1,362	(1,126)	297
Fair value variation through profit and loss		179,774	75,641	389
Other	[1]			(3,406)
Cash flows used in operations before tax, interest and changes in working capital		(111,566)	(92,939)	(104,140)
Decrease / (increase) in operating and other receivables		850	2,806	(5,841)
Increase / (decrease) in operating and other payables		2,556	(3,338)	20,002
Decrease / (increase) in inventories			417	(44)
Tax credit received		4,915	5,333	5,220
Other	[2]	(1,640)	1,794	3,190
Tax, interest and changes in operating working capital		6,682	7,012	22,527
Net cash used in operating activities		(104,884)	(85,928)	(81,614)
Cash flows provided by (used in) investing activities
Purchases of property, plant and equipment and intangible assets		(247)	(333)	(540)
Disposals of property, plant and equipment and intangible assets				131
Decrease / (Increase) in short-term deposit accounts		(132,823)	70	978
Increase / (Decrease) in other non-current financial assets		(115)	9,008	(8,300)
Net cash flows provided by (used in) investing activities		(133,186)	8,745	(7,731)
Cash flows provided by financing activities
Capital increase		206,441	57,338	30,589
Transaction costs related to capital increase		(17,134)	(9,605)	(2,511)
Issue of prefunded warrants		58,206	58,234
Issue of royalty certificates			19,701	5,100
Subscription of borrowings			24,916
Repayment of debt		(3,267)	(2,606)	(2,485)
Repayment of lease liabilities		(2,713)	(2,386)	(1,612)
Interests paid		(248)
Net cash flows provided by financing activities		241,286	145,592	29,081
Net increase (decrease) in cash and cash equivalents		3,216	68,409	(60,263)
Cash and cash equivalents at beginning of period		96,564	26,918	86,736
Exchange gains / (losses)		(468)	1,237	445
Net cash and cash equivalents at the end of period		€ 99,312	€ 96,564	€ 26,918

[1]	Corresponding to the non-cash consideration of the Hepalys License Agreement transaction price recognized in revenue (see Note 19.1. - Revenues)
[2]	Including (€1.3) million prepaid expenses related to the new At‑The‑Market (« ATM ») program as of December 31, 2025.